Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2014
Trading assets and liabilities
end of	2Q14	1Q14	4Q13	2Q13
Trading assets (CHF million)
Debt securities	105,038	112,678	110,116	116,923
Equity securities [1]	88,159	83,044	76,695	78,281
Derivative instruments [2]	30,957	30,538	31,603	39,240
Other	11,273	10,809	10,999	11,390
Trading assets	235,427	237,069	229,413	245,834
Trading liabilities (CHF million)
Short positions	40,617	40,647	40,161	49,214
Derivative instruments [2]	34,512	32,382	36,474	40,703
Trading liabilities	75,129	73,029	76,635	89,917
1 Including convertible bonds.
2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
Cash collateral on derivative instruments

end of	2Q14	1Q14	4Q13	2Q13
Cash collateral – netted (CHF million) [1]
Cash collateral paid	25,122	24,735	23,870	31,514
Cash collateral received	20,058	19,425	20,500	28,102
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	8,097	7,058	8,359	10,212
Cash collateral received	12,844	11,984	11,663	13,047
1 Recorded as cash collateral netting on derivative instruments in Note 20 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 17 – Other assets and other liabilities.